UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      1798 Global Partners (Cayman Islands) Ltd
           --------------------------------------------------
Address:   PO Box 309, Ugland House
           --------------------------------------------------
           Grand Cayman, KY1-1104, Cayman Islands
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13013
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eliott Frank
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     212-295-6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/  Eliott Frank           New York, New York          2/17/08
       ------------------------   --------------------------  ---------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             38
                                               -------------

Form 13F Information Table Value Total:           47,387



                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- --------------   --------   -------- -------------------- ---------- -------- -----------------
                                                               VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS SOLE   SHARED  NONE
--------------------------------- --------------   --------   -------  --------- ----- ---- ---------- -------- ---- ------ -----

ACE LTD                            SHS             H0023R105     794      15,000  SH          SOLE     NONE     15,000
ACTIVISION BLIZZARD INC            COM             00507V109   2,592     300,000  SH  CALL    SOLE     NONE    300,000
ACTIVISION BLIZZARD INC            COM             00507V109   2,448     283,377  SH          SOLE     NONE    283,377
AMERICAN INTL GROUP INC            COM             026874107      48      30,400  SH  PUT     SOLE     NONE     30,400
AMERICAN TOWER CORP                CL A            029912201   1,739      59,300  SH          SOLE     NONE     59,300
AON CORP                           COM             037389103     457      10,000  SH          SOLE     NONE     10,000
ARCH CAP GROUP LTD                 ORD             G0450A105     351       5,000  SH          SOLE     NONE      5,000
AVIS BUDGET GROUP                  COM             053774105     271     387,321  SH          SOLE     NONE    387,321
BANCO BRADESCO S A                 SP ADR PFD NEW  059460303     296      30,000  SH          SOLE     NONE     30,000
BANK OF NEW YORK MELLON CORP       COM             064058100     283      10,000  SH          SOLE     NONE     10,000
BAXTER INTL INC                    COM             071813109   2,412      45,000  SH          SOLE     NONE     45,000
BLACKROCK INC                      COM             09247X101     402       3,000  SH          SOLE     NONE      3,000
CENTENNIAL COMMUNCTNS CORP N       CL A NEW        15133V208   1,125     139,600  SH          SOLE     NONE    139,600
COMPANHIA VALE DO RIO DOCE         SPONSORED ADR   204412209     242      20,000  SH  CALL    SOLE     NONE     20,000
COVIDIEN LTD                       COM             G2552X108   1,087      30,000  SH          SOLE     NONE     30,000
EMBARQ CORP                        COM             29078E105     899      25,000  SH          SOLE     NONE     25,000
GENENTECH INC                      COM NEW         368710406   2,073      25,000  SH          SOLE     NONE     25,000
HUNTSMAN CORP                      COM             447011107     396     115,000  SH          SOLE     NONE    115,000
INVESCO LTD                        SHS             G491BT108     361      25,000  SH          SOLE     NONE     25,000
JPMORGAN & CHASE & CO              COM             46625H100     788      25,000  SH          SOLE     NONE     25,000
MARSH & MCLENNAN COS INC           COM             571748102     485      20,000  SH          SOLE     NONE     20,000
NATIONWIDE FINL SVCS INC           CL A            638612101   5,451     104,400  SH          SOLE     NONE    104,400
NORTHERN TR CORP                   COM             665859104     521      10,000  SH          SOLE     NONE     10,000
NUCOR CORP                         COM             670346105   2,339      50,622  SH          SOLE     NONE     50,622
OCH ZIFF CAP MGMT GROUP            CL A            67551U105     258      50,000  SH          SOLE     NONE     50,000
PAREXEL INTL CORP                  COM             699462107   1,402     144,370  SH          SOLE     NONE    144,370
PEOPLES UNITED FINANCIAL INC       COM             712704105     357      20,000  SH          SOLE     NONE     20,000
RESEARCH IN MOTION LTD             COM             760975102   1,015      25,000  SH          SOLE     NONE     25,000
ROHM & HAAS CO                     COM             775371107   8,008     129,600  SH  CALL    SOLE     NONE    129,600
SCHWAB CHARLES CORP NEW            COM             808513105     404      25,000  SH          SOLE     NONE     25,000
SERVICE CORP INTL                  COM             817565104     870     175,000  SH          SOLE     NONE    175,000
SHIRE PLC                          SPONSORED ADR   82481R106   2,275      50,805  SH          SOLE     NONE     50,805
ST JUDE MED INC                    COM             790849103     989      30,000  SH          SOLE     NONE     30,000
TRANSOCEAN INC NEW                 SHS             G90073100   1,838      38,900  SH          SOLE     NONE     38,900
TRAVELERS COMPANIES INC            COM             89417E109     452      10,000  SH          SOLE     NONE     10,000
UNIBANCO-UNIAO DE BANCOS BRA       ADR             90458E107     323       5,000  SH          SOLE     NONE      5,000
UST INC                            COM             902911106   1,041      15,000  SH          SOLE     NONE     15,000
WELLS FARGO & CO NEW               COM             949746101     295      10,000  SH          SOLE     NONE     10,000

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